Other Receivables, Deposits and Prepayments	12 Months Ended
Dec. 31, 2024
Other Receivables, Deposits and Prepayments [Abstract]
Other Receivables, Deposits and Prepayments
6.	Other Receivables, Deposits and Prepayments

	At December 31,
	2024	2023
Deposits	$166,294	$41,506
Prepayments	8,256	2,968
Other receivables	23,017	20,554
Other receivables from related parties	14,622	948
Less: Allowance for credit losses	-	-
	$212,189	$65,976

The deposits mainly related to deposits for utilities and leases, and deposits to levy for application of foreign workers.